Loans - Summary of loans (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Loans and Leases Receivable Disclosure [Line Items]
Total loans	$ 177,838,000	$ 185,292,000
Total loans			$ 199,935,846
Deferred loan fees	(41,000)	(47,000)
Deferred loan fees			(63,000)
Allowance for credit losses	(1,642,056)	(1,797,116)
Allowance for loan losses			(2,158,590)	$ (2,195,050)
Loans, net	176,155,000	183,448,000
Loans, net			197,713,756
Interest receivable	532,670	597,768	612,724
Consumer
Loans and Leases Receivable Disclosure [Line Items]
Allowance for loan losses			(2,000)
Provision for loans
Loans and Leases Receivable Disclosure [Line Items]
Interest receivable	483,721	513,782
Commercial real estate | Commercial real estate
Loans and Leases Receivable Disclosure [Line Items]
Total loans	70,361,000	74,316,000
Total loans			84,580,946
Allowance for loan losses			(1,196,479)	(1,591,644)
Commercial | Commercial and industrial
Loans and Leases Receivable Disclosure [Line Items]
Total loans	4,650,000	5,158,000
Total loans			6,878,209
Allowance for loan losses			(17,711)	(32,701)
Commercial | Construction
Loans and Leases Receivable Disclosure [Line Items]
Total loans		1,313,000
Total loans			1,905,255
Allowance for loan losses			(6,302)	(55,029)
Commercial | Consumer
Loans and Leases Receivable Disclosure [Line Items]
Total loans	1,527,000	1,609,000
Residential | One-to-four-family residential
Loans and Leases Receivable Disclosure [Line Items]
Total loans	57,596,000	57,808,000
Total loans			59,562,818
Allowance for loan losses			(206,771)	(263,951)
Residential | Multi-family real estate
Loans and Leases Receivable Disclosure [Line Items]
Total loans	$ 43,704,000	45,088,000
Total loans			44,183,871
Allowance for loan losses			(365,401)	(233,371)
Consumer Loans
Loans and Leases Receivable Disclosure [Line Items]
Allowance for loan losses			(2,000)
Consumer Loans | Consumer
Loans and Leases Receivable Disclosure [Line Items]
Total loans		$ 1,609,000
Total loans			2,824,747
Allowance for loan losses			$ (653)	$ (601)